Long-Term Debt - Schedule of Future Maturities of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt, Fiscal Year Maturity [Abstract]
2025	$ 0
2026	0
2027	0
2028	0
2029	635,916
Thereafter	0
Total debt	$ 635,916	$ 236,380